Related Party Transactions (Details) (USD $)	12 Months Ended
	Oct. 31, 2013 loan	Oct. 31, 2012	Oct. 31, 2011
Related Party Transaction [Line Items]
Related party loans		$ 86,177
Number of loans	2
Interest expense associated with the related party loans	4,157	9,602	26,841
Accrued interest payable associated with the related party loans		$ 49,925
Related Party 1 [Member]
Related Party Transaction [Line Items]
Interest on the related party loans	6.00%
Related Party 2 [Member]
Related Party Transaction [Line Items]
Percent above Prime Rate for interest on the related party loans	4.00%